UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Managed Municipals Fund
Class 1 [SMMOX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$29	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,541,073,856
Total Number of Portfolio Holdings	665
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7710-STSR-1025

Western Asset Managed Municipals Fund
Class A [SHMMX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,541,073,856
Total Number of Portfolio Holdings	665
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7005-STSR-1025

Western Asset Managed Municipals Fund
Class C [SMMCX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$65	1.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,541,073,856
Total Number of Portfolio Holdings	665
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7483-STSR-1025

Western Asset Managed Municipals Fund
Class I [SMMYX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$26	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,541,073,856
Total Number of Portfolio Holdings	665
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7465-STSR-1025

Western Asset Managed Municipals Fund
Class IS [SSMMX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Managed Municipals Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,541,073,856
Total Number of Portfolio Holdings	665
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Managed Municipals Fund	PAGE 1	7213-STSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Managed Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.7%
Alabama — 2.9%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/47	$10,000,000	$10,160,986
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,506,181 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,715,619 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,311,452 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,000,000	3,051,903
Warrants, Series 2024, Refunding	5.250%	10/1/45	2,500,000	2,533,644
Warrants, Series 2024, Refunding	5.250%	10/1/49	11,000,000	11,041,121
Warrants, Series 2024, Refunding	5.500%	10/1/53	9,500,000	9,685,911
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	5,720,000	5,188,977 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	4,250,000	3,698,746 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project No 1, Series A, Refunding	5.000%	4/1/31	2,100,000	2,254,392
Project No 1, Series A, Refunding	5.000%	4/1/32	4,495,000	4,789,275
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	9,925,000	10,403,774 (a)(b)
Total Alabama				73,341,981
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	1,505,000	1,548,206
State Capital Project II, Series B, Refunding	5.000%	12/1/38	1,150,000	1,176,598
State Capital Project II, Series B, Refunding	5.000%	12/1/39	760,000	774,322
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,200,008 (c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	752,769
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,859,345
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,072,669
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	$1,025,000	$937,964
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,250,000	1,814,673
Total Alaska				15,136,554
Arizona — 2.2%
Arizona State Board of Regents University System Revenue, Series D	5.000%	7/1/46	1,900,000	1,858,144
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,270,874
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	920,646
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,109,219
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	722,513
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	456,512 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	601,837 (d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,762,660 (d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,494,528
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,677,195 (a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,389,391 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	11,600,000	11,720,022 (a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, Refunding, SD Credit Program	5.000%	7/1/52	760,000	716,325
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	232,404
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	436,717
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/39	530,000	536,294
Legacy Traditional School Project, Series A, Refunding, SD Credit Program	5.000%	7/1/49	985,000	940,072
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	$3,975,000	$3,989,813 (d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	961,793
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,256,720
Series A	5.000%	8/1/47	1,520,000	1,524,266
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,633,200
Total Arizona				55,211,145
Arkansas — 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,522,375 (c)
California — 10.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,204,525
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,729,200
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	3.980%	4/1/27	20,495,000	20,366,355 (a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,493,632 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	29,000,000	30,287,490 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,552,341 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	4,500,000	4,521,598 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	5,400,000	5,740,235 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	25,000,000	26,805,790 (a)(b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	$10,900,000	$11,856,371 (a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,613,724
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,122,215
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	14,635,593 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	905,564 (c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,280,000	1,327,117 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,601,485 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	6,070,000	6,014,323 (d)
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,030,278
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,121,974
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,500,794 (c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,350,000	4,317,613 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,307,980 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,215,000	1,262,352 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,675,000	2,269,478 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,698,242
Series A, Refunding	5.000%	7/1/46	1,520,000	1,487,979
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series C	5.000%	7/1/38	$760,000	$769,771
Series C	5.000%	7/1/42	4,865,000	4,868,884
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,354,649
Series A	6.500%	11/1/39	5,515,000	6,555,308
Series B	7.000%	11/1/34	17,615,000	21,060,608
Series B	6.500%	11/1/39	5,820,000	6,917,841
Series C	6.125%	11/1/29	3,295,000	3,491,189
Series C	6.500%	11/1/39	980,000	1,164,860
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2020-1, Series 2023, AG	4.500%	9/1/53	2,300,000	2,124,886
Community Facilities District No 2023-1	5.625%	9/1/53	1,580,000	1,602,982
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,113,350
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AG	5.000%	10/1/38	1,330,000	1,367,368
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A, Refunding	5.000%	4/1/48	680,000	682,948
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	3,000,000	2,946,090 (c)
Series A, Refunding	5.000%	5/1/35	7,590,000	7,986,092 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,220 (c)(e)
Series D, Unrefunded	5.000%	5/1/48	3,410,000	3,352,962 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	892,872 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,122,590 (c)
Sanger, CA, USD Revenue, COP, Capital Projects, Unrefunded, AG	5.000%	6/1/52	190,000	190,044
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,018,997
Total California				259,363,759
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — 2.6%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	$774,000	$774,267
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	629,994
Series A	5.000%	12/1/49	1,000,000	735,181
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	6,482,570
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,827,513
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,735,044
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A, Refunding	4.000%	11/15/38	8,035,000	7,848,517
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,561,317
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,499,809
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	3,415,000	2,821,802
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,320,859
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,100,094
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,139,513
Denver, CO, Airport System Revenue:
Subordinated, Series B, Refunding	5.000%	11/15/30	3,000,000	3,258,536 (c)
Subordinated, Series B, Refunding	5.000%	11/15/31	4,250,000	4,631,841 (c)
Subordinated, Series B, Refunding	5.000%	11/15/33	3,500,000	3,808,423 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/50	1,139,000	1,093,330
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,498,681
Regional Transportation District, CO, Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	656,540
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	5,600,000	5,951,984 (d)
Total Colorado				65,375,815
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Connecticut — 0.2%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	$1,520,000	$1,462,559 (c)
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,925,911 (d)
Total Connecticut				4,388,470
Delaware — 0.3%
Delaware State EDA Revenue:
Acts Retirement Communities, Series 2018	5.000%	11/15/48	2,275,000	2,137,945
Acts Retirement Communities, Series 2023	5.250%	11/15/53	1,500,000	1,444,181
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,118,391
Delaware State Transportation Authority Revenue, US 301 Project	5.000%	6/1/45	2,330,000	2,330,202
Total Delaware				8,030,719
District of Columbia — 1.1%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	6,909,767
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,155,701
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	6,600,000	7,136,287 (c)
Series A, Refunding	5.000%	10/1/30	8,180,000	8,943,140 (c)
Total District of Columbia				28,144,895
Florida — 5.1%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,627,870 (c)
Series 2017	5.000%	10/1/47	2,545,000	2,502,158 (c)
Series A	5.000%	10/1/28	1,140,000	1,213,999 (c)
Series A	5.000%	10/1/45	16,700,000	16,450,778 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,580,967 (c)
Series 2022	5.500%	9/1/52	3,000,000	3,066,714 (c)
Series B	5.000%	9/1/32	7,875,000	8,322,554 (c)
Series B	5.000%	9/1/33	6,535,000	6,839,600 (c)
Cape Coral, FL, Water & Sewer Revenue:
Refunding	5.000%	10/1/39	3,795,000	3,857,954
Refunding, BAM	5.250%	10/1/53	2,500,000	2,567,847
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	$515,000	$521,027
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Refunding, Series A	5.000%	7/1/36	3,035,000	3,170,264
Student Housing Project, Refunding, Series A	5.000%	7/1/38	3,035,000	3,113,528
Student Housing Project, Refunding, Series A	5.000%	7/1/39	1,900,000	1,940,606
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	17,760,000	16,890,566 (c)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	380,000	380,676
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	3,035,000	2,590,477
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,605,561 (c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,777,444 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	3,987,992 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,215,131
Series A, Refunding	5.000%	10/1/41	5,505,000	5,505,691
Series B, Refunding	5.000%	10/1/40	2,275,000	2,280,769 (c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	4,802,691
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	8,524,424 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,630,347
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	3,775,000	3,412,737
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,275,761
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	$760,000	$663,021
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	869,689
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,450,541
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6 *(f)(g)(h)
Sarasota County, FL, Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	1,975,000	2,073,458
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	975,280
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	220,000	224,479
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2023	5.250%	5/1/54	1,500,000	1,455,378
Series 2024	4.800%	5/1/55	1,450,000	1,295,179 (d)
Total Florida				128,663,164
Georgia — 1.7%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	485,000	502,741
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,027,559
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	4,575,374
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	3,640,000	3,540,627
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	220,000	223,403
Fulton County, GA, Development Authority Revenue, Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,029,320
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	$835,000	$879,917
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	797,014
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,493,184
Plant Vogtle Units 3&4, Project J, Series A, Refunding	4.000%	1/1/51	760,000	639,289
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,038,471
Plant Vogtle Units 3&4, Project M, Series A, Refunding	4.000%	1/1/51	760,000	640,241
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,389,478
Project One, Series A, Refunding	5.000%	1/1/50	1,710,000	1,690,190
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	1,480,000	1,484,052
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,768,998
Series A	5.000%	5/15/34	1,520,000	1,564,952
Series A	5.000%	5/15/43	1,480,000	1,478,517
Series C	5.000%	9/1/30	4,850,000	5,150,217 (a)(b)
Total Georgia				41,913,544
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	806,022
Series F, Refunding	4.000%	1/1/36	2,655,000	2,617,303
Total Guam				3,423,325
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	6,790,000	5,457,895
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/37	2,500,000	2,779,625
Total Hawaii				8,237,520
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — 12.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	$1,235,000	$1,159,048
Series 2018	5.000%	4/1/38	910,000	914,323
Series 2018	5.000%	4/1/42	3,340,000	3,257,546
Series 2023	5.750%	4/1/48	1,500,000	1,528,128
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	601,191
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,721,321
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,143,606
Dedicated, Series A	5.875%	12/1/47	2,500,000	2,537,266
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	606,935
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,159,190
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,125,139
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,571,623
Series A	5.000%	12/1/35	7,870,000	7,899,749
Series A	5.000%	12/1/39	4,700,000	4,466,689
Series A	5.000%	12/1/40	2,125,000	1,997,702
Series A	5.000%	12/1/41	16,040,000	14,829,302
Series B, Refunding	5.000%	12/1/36	1,935,000	1,922,817
Series C, Refunding	5.000%	12/1/25	1,820,000	1,825,363
Series C, Refunding, AG	5.000%	12/1/32	3,075,000	3,191,103
Series D	5.000%	12/1/46	3,225,000	2,755,311
Chicago, IL, GO:
Series A	5.500%	1/1/49	13,035,000	12,467,407
Series A, Refunding	5.000%	1/1/28	2,670,000	2,767,799
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,716,747
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,140,389
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,307,480
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,217,917 (c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,121,991 (c)
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,762,038 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,244,961
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,433,072
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,730,743
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series A, Refunding	4.000%	12/1/55	$2,125,000	$1,724,451
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,207,563
Second Lien, Series A, AG	5.250%	1/1/53	4,250,000	4,310,126
Second Lien, Series A, AG	5.250%	1/1/58	6,365,000	6,441,950
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,091,795
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	768,661
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	797,122
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	760,000	784,754
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/34	4,555,000	4,671,349
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/37	1,565,000	1,586,817
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	1,922,999
Series A, Refunding	4.000%	11/15/41	2,845,000	2,584,040
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/34	1,025,000	1,048,641
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	711,262
Benedictine University, Refunding	4.000%	10/1/33	545,000	457,753
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/39	2,920,000	2,715,075
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,164,376
OSF Healthcare System, Series A, Refunding	4.000%	5/15/50	4,180,000	3,492,002
Surface Freight Transfer Facilites, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	6,700,000	6,709,128 (a)(b)(c)(d)
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	756,585
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	876,412
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	727,170
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,392,620
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	$1,520,000	$1,384,736
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	339,126
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,578,384
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,598,542
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	1,002,772
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,994,831
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,653,852
Series A	5.000%	1/1/42	17,075,000	17,140,858
Illinois State University Revenue:
Auxiliary Facilities System, AG, Refunding	5.000%	4/1/31	570,000	597,688
Auxiliary Facilities System, AG, Refunding	5.000%	4/1/33	380,000	394,530
Auxiliary Facilities System, AG, Refunding	5.000%	4/1/36	570,000	584,853
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,900,000	1,909,282
Series 2016	5.000%	11/1/33	1,405,000	1,426,655
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,085,723
Series 2016, Refunding	5.000%	2/1/29	985,000	1,017,217
Series A	5.000%	3/1/34	2,000,000	2,144,109
Series A	4.000%	3/1/39	3,975,000	3,650,605
Series A	5.000%	5/1/39	2,275,000	2,294,638
Series A	5.000%	3/1/46	7,855,000	7,627,857
Series A, Refunding	5.000%	10/1/30	3,680,000	3,902,857
Series B	4.000%	12/1/37	3,500,000	3,285,831
Series B	4.250%	5/1/46	5,400,000	4,680,848
Series C	5.000%	12/1/41	4,500,000	4,558,069
Series D	5.000%	11/1/27	29,275,000	30,724,938
Series D	5.000%	11/1/28	5,700,000	5,997,204
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	$760,000	$719,508
McCormick Place Expansion Project, Series A, BAM-TCRS	0.000%	12/15/56	7,500,000	1,424,710
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	8,629,955
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	11,939,800
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	9,000,000	8,625,565
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	1,000,000	322,807
Regional Transportation Authority, IL, GO, Series A	4.000%	6/1/46	6,890,000	5,891,127
Total Illinois				309,196,024
Indiana — 0.9%
Ball State University, IN, Board of Student Fee Bonds, Series S, Refunding	4.000%	7/1/36	1,365,000	1,366,108
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,293,476
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,767,943
Indiana State Finance Authority Wastewater Utility Revenue, CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	7,200,000	7,242,757
Indiana State Finance Authority, Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,212,206
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,403,907
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,601,591
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,438,891
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,905,094
Total Indiana				23,231,973
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	$2,290,000	$1,843,197
Kansas — 0.4%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,309,917
Series 3	5.000%	2/1/44	2,275,000	2,278,246
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,520,051
Improvement, Series A	5.000%	9/1/45	2,275,000	2,235,580
Total Kansas				9,343,794
Kentucky — 0.4%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	2,960,000	2,943,420
Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	3,750,000	3,994,160 (a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,650,319
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,171,682
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	696,564
Total Kentucky				10,456,145
Louisiana — 1.1%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	2,400,000	2,080,796
Series 2023	4.000%	4/1/53	2,850,000	2,439,518
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,458,014
Shreveport, LA, Water & Sewer Revenue, Series A, AG	5.000%	12/1/41	1,775,000	1,780,897
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,497,736 (a)(b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	$3,775,000	$3,755,979 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	8,750,000	8,829,809 (a)(b)
Total Louisiana				28,842,749
Maryland — 0.5%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	3,793,777
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	791,014
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,550,584
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AG	5.000%	6/1/35	1,580,000	1,591,373
University of Maryland, College Park Project, Refunding, AG	5.000%	6/1/43	760,000	760,284
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	4,621,760
Total Maryland				13,108,792
Massachusetts — 1.4%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,253,806
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,694,343
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	838,893
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,765,024
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,407,049
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,671,927
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,745,058
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,354,316
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/34	3,165,000	3,289,237 (c)
Series A, Refunding	5.000%	7/1/35	3,155,000	3,261,656 (c)
Series A, Refunding	5.000%	7/1/36	530,000	545,038 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	$8,540,000	$8,161,574
Total Massachusetts				35,987,921
Michigan — 1.3%
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,447,100
Senior Lien, Series B	5.000%	7/1/43	1,300,000	1,349,810
Senior Lien, Series B	5.250%	7/1/53	3,000,000	3,087,761
Michigan State Finance Authority Revenue:
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,638,902
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,048,920
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	2,000,000	2,047,268
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	2,000,000	1,768,952
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	290,000	278,330
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,723,314
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,661,898 (c)
Total Michigan				33,052,255
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	673,248
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,468,884 (c)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	2,125,000	2,062,085
Total Missouri				6,204,217
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	767,380
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Nebraska — continued
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	$910,000	$849,035
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	634,922
Nebraska State Public Power District Revenue, Series D, Refunding	5.000%	1/1/46	3,035,000	3,040,173
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,164,536
Total Nebraska				10,456,046
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	13,780,000	13,834,030
New Hampshire — 1.2%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	15,200,000	16,297,782
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	14,750,000	13,844,095
Total New Hampshire				30,141,877
New Jersey — 4.8%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, Municipal Government GTD, AG	5.000%	9/1/42	1,710,000	1,724,519
Series A, Refunding, Municipal Government GTD, BAM	5.000%	9/1/39	3,035,000	3,059,189
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,900,925 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	1/1/39	1,140,000	1,141,079 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	760,000	760,456 (c)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,631,358
School Facilities Construction, Series QQQ	4.000%	6/15/50	1,520,000	1,274,245
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,107,345
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	765,843 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	$4,895,000	$5,074,536
State House Project, Series B	5.000%	6/15/43	2,555,000	2,572,820
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,700,946 (c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,406,467 (c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,440,116 (c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,799,212 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,648,369
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,359,526
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,315,396
University Hospital, Series A, Refunding, AG	5.000%	7/1/46	3,795,000	3,721,033
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,654,090
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,304,836
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,193,412
Transportation Program, Series AA, Refunding	5.000%	6/15/42	11,900,000	12,197,690
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,813,390
Transportation Program, Series BB	4.000%	6/15/38	645,000	616,579
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	6,854,962
Transportation Program, Series CC	4.125%	6/15/50	9,000,000	7,791,698
Transportation Program, Series CC	5.250%	6/15/50	11,000,000	11,215,354
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,420,000	1,965,950
Transportation System, Series A, Refunding	4.000%	6/15/38	3,035,000	2,901,268
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,191,139
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/36	$5,905,000	$6,090,151
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,699,878
Total New Jersey				120,893,777
New Mexico — 0.3%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	6,900,000	7,361,684 (a)(b)
New York — 16.4%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,345,937 (d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,662,616
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	4,000,000	3,993,995 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	5,695,000	5,703,971
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	15,860,000	13,459,702
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,395,759
Green Bonds, Series C-1, Refunding	5.250%	11/15/55	1,900,000	1,894,148
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,072,340
Green Bonds, Series E, Refunding	5.000%	11/15/33	1,710,000	1,845,159
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,476,380
Series A-2	5.000%	5/15/30	6,905,000	7,261,584 (a)(b)
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	3,555,000	3,655,780
Subseries A-1	4.000%	8/1/40	4,555,000	4,284,928
Subseries A-1	5.000%	8/1/47	6,415,000	6,415,393
Subseries B-1	5.000%	10/1/42	2,180,000	2,215,275
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	4,000,000	3,841,870
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,668,514
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	3,985,000	3,567,311
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	$17,460,000	$15,038,055
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series B, Subseries B-1	4.000%	11/1/41	3,500,000	3,220,666
Subordinated, Subseries F-1	5.000%	5/1/42	10,550,000	10,645,044
Subordinated, Subseries A-1	4.000%	5/1/45	2,000,000	1,760,405
Subordinated, Subseries B-1	4.000%	8/1/45	5,935,000	5,215,849
Subordinated, Subseries C-1	4.000%	5/1/45	2,655,000	2,337,534
Subordinated, Subseries C-1	5.000%	2/1/47	23,000,000	23,157,571
Subordinated, Subseries F-1	4.000%	2/1/51	12,000,000	10,387,925
New York State Dormitory Authority Revenue:
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	10,000	10,781 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/32	5,000	5,391 (e)
Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/34	5,000	5,391 (e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	5,772,873
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,391 (e)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	7,728,396
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,579,338
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	10,000	10,523 (e)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	10,000	10,523 (e)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	7,040,000	7,138,880
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,100,520
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	6,977,599 (d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,615,000	4,081,394
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$1,365,000	$1,400,346 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,263,530 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	827,819 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,250,000	8,950,642 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,650,000	6,853,616 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	3,791,488 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	7,350,000	7,468,465 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	17,500,000	16,616,449 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	17,750,000	17,175,409 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,322,140
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,402,161
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,800,000	2,724,516 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	6,400,000	5,465,136 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,800,000	1,659,541 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,641,418 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,119,188 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	21,197,994 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	$4,680,000	$3,337,928
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	5,560,000	4,922,527
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,603,040
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,047,041
Consolidated Series 218	4.000%	11/1/47	8,630,000	7,214,634 (c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	3,640,356 (c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,316,163 (c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,348,804 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	18,325,000	18,411,155
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	3,275,000	2,742,414
General-MTA Bridges & Tunnels, Series C-2, Refunding	5.000%	11/15/42	7,810,000	7,870,807
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	4,870,000	4,891,285
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	7,350,000	7,423,261
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	789,782
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	1,988,327
Total New York				417,378,093
North Carolina — 0.5%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,250,000	1,142,644
Charlotte Douglas International Airport, Refunding	4.000%	7/1/44	1,740,000	1,540,623 (c)
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	946,764
Series A, Refunding	5.000%	7/1/47	2,085,000	2,071,726
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Series A, Refunding	5.000%	7/1/51	$6,410,000	$6,276,228
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	854,069
Total North Carolina				12,832,054
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	11,710,000	8,376,657
Ohio — 1.5%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,786,575
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,845,906
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,119,820
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	697,119
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,960,000	6,440,503
Franklin County, OH, Revenue, Trinity Health Group, Series 2017	5.000%	12/1/46	3,000,000	2,946,197
Indian Creek, OH, Local SD, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,004,018
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,140,000	1,088,411 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	2,810,000	2,817,160 (c)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,285,000	1,289,270 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	8,960,000	7,804,358 (c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,059,969 (a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	429,694
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	780,871
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	$1,005,000	$912,546
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,784,914 (c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,158,117 (c)
Total Ohio				38,965,448
Oklahoma — 0.2%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	4,750,000	5,249,241 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	565,000	612,547 (c)
Total Oklahoma				5,861,788
Oregon — 0.5%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,239,033
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,287,560 (a)(b)
Oregon State University General Revenue, Series A	4.250%	4/1/52	1,250,000	1,135,863
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	885,593 (c)
Total Oregon				13,548,049
Pennsylvania — 4.0%
Allegheny County, PA, HDA Revenue:
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,171,868
University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	3,839,070
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,601,732
Series 2018	5.000%	6/1/32	1,330,000	1,396,029
Series 2018	5.000%	6/1/34	760,000	790,899
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/38	2,555,000	2,523,976
Penn State Health	4.000%	11/1/35	760,000	744,834
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Penn State Health	4.000%	11/1/37	$1,520,000	$1,442,219
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	2,970,355
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,209,533
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,093,510
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,500,000	1,510,181 (a)(b)
Presbyterian Senior Living Project, Series B, Refunding	5.250%	7/1/46	1,000,000	978,037
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	1,964,904
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	8,714,501 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	21,451,411 (c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1	5.000%	12/1/42	1,900,000	1,913,803
Series A-1	5.000%	12/1/47	3,015,000	3,023,511
Series A-2	5.000%	12/1/48	8,160,000	8,188,107
Series B	5.000%	12/1/45	4,000,000	4,046,337
Series B, Refunding	5.250%	12/1/44	1,150,000	1,203,563
Series C, Refunding	4.000%	12/1/51	2,275,000	1,915,884
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,484,771 (c)
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,602,430
Series B	5.000%	2/1/37	1,820,000	1,908,173
Series B	5.000%	2/1/38	1,710,000	1,783,446
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/35	910,000	911,716
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,827,651
Series A	5.000%	11/1/45	2,950,000	2,952,339
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	$2,655,000	$2,716,960
Total Pennsylvania				102,881,750
Puerto Rico — 5.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A	5.000%	7/1/33	600,000	626,853 (d)
Senior Lien, Series A	5.000%	7/1/37	410,000	420,928 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	11,145,951 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,228,194 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	10,488,424 (d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	1,969,762 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	34,009,506 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	179,485
Restructured, Series A-1	5.625%	7/1/27	219,802	227,328
Restructured, Series A-1	5.625%	7/1/29	216,236	230,457
Restructured, Series A-1	5.750%	7/1/31	210,028	230,489
Restructured, Series A-1	4.000%	7/1/33	199,162	194,861
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,582,480
Restructured, Series A-1	4.000%	7/1/37	12,810,518	11,899,101
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,313,788
Restructured, Series A-1	4.000%	7/1/46	217,253	179,558
Subseries CW	0.000%	11/1/43	821,838	516,731 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	2,390,012 *(f)
Series A	5.000%	7/1/42	7,945,000	5,223,837 *(f)
Series A	5.050%	7/1/42	1,480,000	973,100 *(f)
Series CCC	—	7/1/21	25,000	16,375 *(i)
Series CCC	—	7/1/24	10,000	6,550 *(i)
Series CCC	—	7/1/24	760,000	497,800 *(i)
Series CCC	—	7/1/25	25,000	16,375 *(i)
Series CCC	5.000%	7/1/28	475,000	312,313 *(f)
Series DDD, Refunding	—	7/1/19	15,000	9,825 *(i)
Series DDD, Refunding	—	7/1/21	2,695,000	1,765,225 *(i)
Series DDD, Refunding	—	7/1/21	330,000	216,150 *(i)
Series TT	—	7/1/17	25,000	16,375 *(i)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series TT	—	7/1/24	$90,000	$58,950 *(i)
Series TT	5.000%	7/1/37	2,985,000	1,962,637 *(f)
Series XX	5.250%	7/1/40	10,665,000	7,012,237 *(f)
Series ZZ, Refunding	—	7/1/23	610,000	399,550 *(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,308,000	3,115,587
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	5,301,863
Restructured, Series A-1	4.550%	7/1/40	918,000	876,115
Restructured, Series A-1	4.750%	7/1/53	17,117,000	15,371,549
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,428,145
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,247,469
Restructured, Series A-2	4.329%	7/1/40	759,000	703,929
Total Puerto Rico				147,365,864
Rhode Island — 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,218,501
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	2,966,712
Public School Program, Series F, State Aid Withholding	4.125%	5/15/54	2,885,000	2,522,084
Total Rhode Island				6,707,297
South Carolina — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.835%	3/1/31	3,750,000	3,871,738 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,111,382
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	579,491 (c)
Series 2018	5.000%	7/1/38	1,215,000	1,229,965 (c)
Series 2018	5.000%	7/1/43	3,035,000	3,014,282 (c)
Series 2018	5.000%	7/1/48	2,085,000	2,039,008 (c)
Total South Carolina				15,845,866
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,098,589
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 1.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$10,000,000	$8,535,853
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,686,726
Metropolitan Government of Nashville & Davidson County, TN, GO, Series C, Refunding	4.000%	1/1/43	18,205,000	16,810,739
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AG	5.250%	7/1/48	6,000,000	6,127,357
Series A, AG	5.250%	7/1/53	1,900,000	1,929,497
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,012,505
Metropolitan Nashville, TN, Airport Authority Revenue, Subordinated, Series B	5.000%	7/1/27	1,365,000	1,415,973 (c)
Total Tennessee				42,518,650
Texas — 6.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	3,500,000	3,433,681 (d)(j)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,786,416
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,314,703 (c)
Series 2014	5.000%	11/15/44	6,450,000	6,354,498 (c)
Series 2019	5.000%	11/15/36	3,615,000	3,714,679 (c)
Series 2022	5.000%	11/15/39	2,390,000	2,443,596 (c)
Series 2022	5.250%	11/15/47	3,035,000	3,051,391 (c)
Series 2022	5.000%	11/15/52	1,480,000	1,437,049 (c)
Series B	5.000%	11/15/33	2,000,000	2,089,797 (c)
Series B	5.000%	11/15/44	2,655,000	2,615,689 (c)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/40	2,350,000	2,467,637
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	3,090,000	2,694,317
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,216,091
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/40	$1,100,000	$1,154,336
Series C, Refunding	5.000%	8/15/41	4,250,000	4,426,093
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,905,674
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,383,303
Denton, TX, GO, Certificates of Obligation	4.000%	2/15/47	5,710,000	5,070,855
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	10,600,000	9,213,095
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series B	5.450%	10/1/34	3,795,000	4,031,703
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,800,307 (c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021, Refunding	4.000%	10/1/42	7,590,000	6,865,295
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,401,290
Houston, TX, GO, Series A	4.125%	3/1/51	4,000,000	3,483,607
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,259,610 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,733,063 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	1,350,000	1,409,984 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	2,450,000	2,545,478 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,258,800 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,282,947 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/39	1,500,000	1,396,038 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,362,115 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,275,515
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	4,600,000	3,997,101
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	7,500,000	6,530,168
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	$540,000	$546,383 (c)
Series 2017	5.000%	11/1/36	540,000	543,675 (c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	2,120,000	2,120,345 (c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A, Refunding	2.600%	11/1/29	3,795,000	3,680,522
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	4,565,000	3,886,591
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	5,000,000	4,174,221
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	2,550,000	2,592,883 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project, Refunding	5.000%	4/1/46	4,175,000	4,208,899
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	690,000	678,418
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,064,828
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,101,309 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,404,998
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,717,004
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,850,000	1,913,262 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	2,200,000	2,235,078 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,706,835
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	$760,000	$725,674
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	1,300,000	1,343,804 (c)
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	9,250,000	7,824,336
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	2,845,000	2,437,050
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	5,000,000	4,229,371
Total Texas				171,541,407
Utah — 1.1%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	7,500,000	7,554,431 (c)
Series A	5.000%	7/1/36	3,645,000	3,686,749 (c)
Series A	5.000%	7/1/37	2,655,000	2,678,565 (c)
Series A	5.250%	7/1/42	2,500,000	2,561,081 (c)
Series B	5.000%	7/1/47	1,195,000	1,195,581
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,328,453
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,768,624
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	862,854
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	875,553
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/25	845,000	846,644
Series 2019	4.000%	10/15/30	1,535,000	1,563,754
Series 2019	4.000%	10/15/34	760,000	749,620
Series 2019	4.000%	10/15/39	1,330,000	1,217,780
Series 2021	3.000%	10/15/45	760,000	521,353
Total Utah				28,411,042
Vermont — 0.2%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,894,100
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Vermont — continued
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	$2,000,000	$2,030,556
Total Vermont				3,924,656
Virginia — 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,257,792
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	792,532
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,604,831
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	636,211
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	4,000,000	3,817,472
Riverside Health System, Series 2023, AG	5.250%	7/1/53	1,750,000	1,761,382
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,108,068 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,239,091 (c)
Series A, Refunding	5.000%	1/1/33	1,265,000	1,327,775
Series A, Refunding	5.000%	1/1/35	2,070,000	2,154,485
Total Virginia				21,699,639
Washington — 1.6%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,900,000	1,629,310 (c)
Series 2019	5.000%	4/1/44	3,035,000	2,996,795 (c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,557,569 (c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,599,387 (c)
Series C	5.000%	5/1/42	6,450,000	6,443,343 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,451,456
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	492,811
Commonspirit Health, Series B-3, Refunding	5.000%	8/1/26	11,000,000	11,071,038 (a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,642,797
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	3,825,806
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	$2,465,000	$2,139,833 (d)
Total Washington				41,850,145
West Virginia — 0.2%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	2,150,000	2,115,690 (a)(b)(c)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,950,000	1,985,803 (a)(b)(c)
Total West Virginia				4,101,493
Wisconsin — 0.9%
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/34	1,330,000	1,405,926
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/38	1,900,000	1,951,765
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,331,530
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	2,275,000	2,147,942
Village of Mount Pleasant, WI, Tax Increment Revenue:
Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,349,943
Series A, Moral Obligations	5.000%	4/1/48	9,110,000	9,113,125
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,580,613
Total Wisconsin				21,880,844

Total Municipal Bonds (Cost — $2,560,559,332)				2,456,497,078
Municipal Bonds Deposited in Tender Option Bond Trusts(k) — 4.6%
Alabama — 0.3%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series C	5.000%	5/1/55	8,000,000	8,557,273
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 4.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$17,015,000	$17,377,503
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	11,845,623
New York State Dormitory Authority, State Personal Income Tax Revenue:
Series A, Refunding	4.000%	3/15/41	25,000,000	23,232,972
Series A, Refunding	4.000%	3/15/45	25,000,000	22,100,378
New York State Urban Development Corp.:
State Sales Tax Revenue, Series A	5.000%	3/15/48	30,000,000	30,536,485
State Sales Tax Revenue, Series A	5.000%	3/15/49	4,200,000	4,265,266
Total New York				109,358,227

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $123,074,624)				117,915,500
Total Investments before Short-Term Investments (Cost — $2,683,633,956)				2,574,412,578

Short-Term Investments — 0.5%
Municipal Bonds — 0.5%
Oregon — 0.5%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A. (Cost — $11,400,000)	3.800%	8/1/34	11,400,000	11,400,000 (l)(m)
Total Investments — 101.8% (Cost — $2,695,033,956)				2,585,812,578
TOB Floating Rate Notes — (2.6)%				(66,595,000)
Other Assets in Excess of Other Liabilities — 0.8%				21,856,278
Total Net Assets — 100.0%				$2,541,073,856

See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Managed Municipals Fund
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	The coupon payment on this security is currently in default as of August 31, 2025.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	The maturity principal is currently in default as of August 31, 2025.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	Unified School District
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2025

Assets:
Investments, at value (Cost — $2,695,033,956)	$2,585,812,578
Cash	205,267
Interest receivable	31,942,697
Receivable for Fund shares sold	1,066,520
Prepaid expenses	49,829
Total Assets	2,619,076,891
Liabilities:
TOB Floating Rate Notes (Note 1)	66,595,000
Payable for Fund shares repurchased	4,494,201
Payable for securities purchased	3,433,640
Interest and commitment fees payable	859,933
Investment management fee payable	818,445
Distributions payable	715,174
Service and/or distribution fees payable	226,095
Trustees’ fees payable	9,966
Accrued expenses	850,581
Total Liabilities	78,003,035
Total Net Assets	$2,541,073,856
Net Assets:
Par value (Note 7)	$1,761
Paid-in capital in excess of par value	2,800,390,378
Total distributable earnings (loss)	(259,318,283)
Total Net Assets	$2,541,073,856
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Net Assets:
Class 1	$12,049,430
Class A	$1,666,540,114
Class C	$20,885,130
Class I	$615,833,658
Class IS	$225,765,524
Shares Outstanding:
Class 1	836,986
Class A	115,551,520
Class C	1,446,701
Class I	42,633,031
Class IS	15,631,408
Net Asset Value:
Class 1 (and redemption price)	$14.40
Class A (and redemption price)	$14.42
Class C*	$14.44
Class I (and redemption price)	$14.44
Class IS (and redemption price)	$14.44
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$14.98

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2025

Investment Income:
Interest	$57,650,193
Expenses:
Investment management fee (Note 2)	5,408,258
Service and/or distribution fees (Notes 2 and 5)	1,410,735
Transfer agent fees (Notes 2 and 5)	1,042,554
Interest expense (Note 1)	1,030,676
Registration fees	60,842
Legal fees	58,518
Fund accounting fees	50,115
Trustees’ fees	45,635
Audit and tax fees	41,440
Shareholder reports	38,268
Commitment fees (Note 8)	11,590
Insurance	10,104
Custody fees	5,511
Miscellaneous expenses	12,984
Total Expenses	9,227,230
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(292,893)
Net Expenses	8,934,337
Net Investment Income	48,715,856
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(15,059,819)
Futures contracts	2,800,585
Net Realized Loss	(12,259,234)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(106,068,199)
Futures contracts	(2,567,439)
Change in Net Unrealized Appreciation (Depreciation)	(108,635,638)
Net Loss on Investments and Futures Contracts	(120,894,872)
Decrease in Net Assets From Operations	$(72,179,016)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2025 (unaudited) and the Year Ended February 28, 2025	August 31	February 28
Operations:
Net investment income	$48,715,856	$105,260,995
Net realized loss	(12,259,234)	(367,479)
Change in net unrealized appreciation (depreciation)	(108,635,638)	(1,599,136)
Increase (Decrease) in Net Assets From Operations	(72,179,016)	103,294,380
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(47,850,449)	(104,551,998)
Decrease in Net Assets From Distributions to Shareholders	(47,850,449)	(104,551,998)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	163,368,365	475,234,520
Reinvestment of distributions	43,731,640	95,625,112
Cost of shares repurchased	(466,874,579)	(811,608,525)
Decrease in Net Assets From Fund Share Transactions	(259,774,574)	(240,748,893)
Decrease in Net Assets	(379,804,039)	(242,006,511)
Net Assets:
Beginning of period	2,920,877,895	3,162,884,406
End of period	$2,541,073,856	$2,920,877,895
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$15.00	$15.00	$14.65	$16.08	$16.42	$16.84
Income (loss) from operations:
Net investment income	0.27	0.52	0.52	0.46	0.42	0.48
Net realized and unrealized gain (loss)	(0.62)	(0.01)	0.34	(1.43)	(0.34)	(0.43)
Total income (loss) from operations	(0.35)	0.51	0.86	(0.97)	0.08	0.05
Less distributions from:
Net investment income	(0.25)	(0.51)	(0.51)	(0.46)	(0.42)	(0.47)
Total distributions	(0.25)	(0.51)	(0.51)	(0.46)	(0.42)	(0.47)
Net asset value, end of period	$14.40	$15.00	$15.00	$14.65	$16.08	$16.42
Total return[4]	(2.42)%	3.45%	6.03%	(6.04)%	0.44%	0.40%
Net assets, end of period (000s)	$12,049	$12,873	$13,244	$13,750	$16,397	$17,842
Ratios to average net assets:
Gross expenses	0.59%[5]	0.62%	0.56%	0.54%	0.50%	0.51%
Net expenses[6]	0.59 [5,7]	0.62 [7]	0.56 [7]	0.53 [7]	0.50	0.51 [7]
Net investment income	3.68 [5]	3.44	3.52	3.08	2.55	2.95
Portfolio turnover rate	4%	16%	19%	33%[8]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$15.05	$15.05	$14.70	$16.14	$16.48	$16.89
Income (loss) from operations:
Net investment income	0.26	0.50	0.50	0.43	0.40	0.46
Net realized and unrealized gain (loss)	(0.63)	(0.01)	0.34	(1.43)	(0.34)	(0.42)
Total income (loss) from operations	(0.37)	0.49	0.84	(1.00)	0.06	0.04
Less distributions from:
Net investment income	(0.26)	(0.49)	(0.49)	(0.44)	(0.40)	(0.45)
Total distributions	(0.26)	(0.49)	(0.49)	(0.44)	(0.40)	(0.45)
Net asset value, end of period	$14.42	$15.05	$15.05	$14.70	$16.14	$16.48
Total return[4]	(2.48)%	3.34%	5.87%	(6.21)%	0.32%	0.28%
Net assets, end of period (millions)	$1,667	$1,897	$2,024	$2,042	$3,447	$3,271
Ratios to average net assets:
Gross expenses	0.73%[5]	0.74%	0.70%	0.68%	0.63%	0.64%
Net expenses[6,7]	0.73 [5]	0.73	0.70	0.67	0.63	0.64
Net investment income	3.54 [5]	3.33	3.38	2.88	2.41	2.82
Portfolio turnover rate	4%	16%	19%	33%[8]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$15.06	$15.06	$14.71	$16.15	$16.49	$16.91
Income (loss) from operations:
Net investment income	0.22	0.42	0.42	0.36	0.31	0.37
Net realized and unrealized gain (loss)	(0.63)	(0.01)	0.34	(1.44)	(0.34)	(0.43)
Total income (loss) from operations	(0.41)	0.41	0.76	(1.08)	(0.03)	(0.06)
Less distributions from:
Net investment income	(0.21)	(0.41)	(0.41)	(0.36)	(0.31)	(0.36)
Total distributions	(0.21)	(0.41)	(0.41)	(0.36)	(0.31)	(0.36)
Net asset value, end of period	$14.44	$15.06	$15.06	$14.71	$16.15	$16.49
Total return[4]	(2.69)%	2.76%	5.28%	(6.71)%	(0.24)%	(0.27)%
Net assets, end of period (000s)	$20,885	$27,060	$40,655	$58,420	$98,239	$140,793
Ratios to average net assets:
Gross expenses	1.30%[5]	1.30%	1.26%	1.22%	1.19%	1.19%
Net expenses[6,7]	1.30 [5]	1.30	1.26	1.21	1.19	1.19
Net investment income	2.96 [5]	2.76	2.81	2.36	1.86	2.28
Portfolio turnover rate	4%	16%	19%	33%[8]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$15.07	$15.07	$14.72	$16.16	$16.50	$16.92
Income (loss) from operations:
Net investment income	0.27	0.53	0.53	0.47	0.43	0.49
Net realized and unrealized gain (loss)	(0.63)	(0.01)	0.34	(1.44)	(0.34)	(0.43)
Total income (loss) from operations	(0.36)	0.52	0.87	(0.97)	0.09	0.06
Less distributions from:
Net investment income	(0.27)	(0.52)	(0.52)	(0.47)	(0.43)	(0.48)
Total distributions	(0.27)	(0.52)	(0.52)	(0.47)	(0.43)	(0.48)
Net asset value, end of period	$14.44	$15.07	$15.07	$14.72	$16.16	$16.50
Total return[4]	(2.31)%	3.54%	6.06%	(6.01)%	0.49%	0.47%
Net assets, end of period (millions)	$616	$693	$745	$717	$1,114	$1,062
Ratios to average net assets:
Gross expenses	0.60%[5]	0.61%	0.57%	0.52%	0.50%	0.50%
Net expenses[6,7]	0.53 [5]	0.54	0.51	0.47	0.46	0.45
Net investment income	3.74 [5]	3.52	3.56	3.11	2.59	3.01
Portfolio turnover rate	4%	16%	19%	33%[8]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$15.07	$15.07	$14.72	$16.16	$16.50	$16.92
Income (loss) from operations:
Net investment income	0.28	0.53	0.53	0.48	0.43	0.49
Net realized and unrealized gain (loss)	(0.64)	(0.00)[4]	0.35	(1.45)	(0.33)	(0.42)
Total income (loss) from operations	(0.36)	0.53	0.88	(0.97)	0.10	0.07
Less distributions from:
Net investment income	(0.27)	(0.53)	(0.53)	(0.47)	(0.44)	(0.49)
Total distributions	(0.27)	(0.53)	(0.53)	(0.47)	(0.44)	(0.49)
Net asset value, end of period	$14.44	$15.07	$15.07	$14.72	$16.16	$16.50
Total return[5]	(2.36)%	3.57%	6.09%	(5.98)%	0.53%	0.50%
Net assets, end of period (000s)	$225,766	$291,762	$340,515	$245,287	$117,624	$66,125
Ratios to average net assets:
Gross expenses	0.50%[6]	0.52%	0.49%	0.45%	0.42%[7]	0.42%
Net expenses[8]	0.50 [6,9]	0.51 [9]	0.48 [9]	0.44 [9]	0.42 [7]	0.42 [9]
Net investment income	3.76 [6]	3.54	3.60	3.25	2.61	3.03
Portfolio turnover rate	4%	16%	19%	33%[10]	11%	27%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,456,497,072	$6	$2,456,497,078
Municipal Bonds Deposited in Tender Option Bond Trusts	—	117,915,500	—	117,915,500
Total Long-Term Investments	—	2,574,412,572	6	2,574,412,578
Short-Term Investments†	—	11,400,000	—	11,400,000
Total Investments	—	$2,585,812,572	$6	$2,585,812,578

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended August 31, 2025, the average daily amount of floating rate notes outstanding was $61,817,609 and weighted average interest rate was 3.25%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of August 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the six months ended August 31, 2025, fees waived and/or expenses reimbursed amounted to $292,893.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to these arrangements, at August 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class 1	Class A	Class C	Class I	Class IS
Expires February 28, 2026	$367	$55,574	$1,435	$429,584	$17,899
Expires February 28, 2027	259	39,018	668	485,121	7,374
Expires February 29, 2028	277	39,841	536	246,271	5,968
Total fee waivers/expense reimbursements subject to recapture	$903	$134,433	$2,639	$1,160,976	$31,241
For the six months ended August 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,246 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended August 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$27,943	—
CDSCs	40,971	$270
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2025, such purchase and sale transactions (excluding accrued interest) were $84,420,000 and $70,370,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended August 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$111,508,304
Sales	366,369,619
At August 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$2,623,303,885	$27,976,483	$(132,062,790)	$(104,086,307)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
At August 31, 2025, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$2,800,585
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,567,439)
During the six months ended August 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$27,242,036

*	Based on the average of the market values at each month-end during the period.
†	At August 31, 2025, there were no open positions held in this derivative.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended August 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$5,577
Class A	$1,326,980	697,498
Class C	83,755	12,129
Class I	—	327,139
Class IS	—	211
Total	$1,410,735	$1,042,554
For the six months ended August 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$277
Class A	39,841
Class C	536
Class I	246,271
Class IS	5,968
Total	$292,893

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended August 31, 2025	Year Ended February 28, 2025
Net Investment Income:
Class 1	$207,881	$446,913
Class A	30,760,728	65,197,299
Class C	347,040	922,556
Class I	11,790,321	25,619,951
Class IS	4,744,479	12,365,279
Total	$47,850,449	$104,551,998
7. Shares of beneficial interest
At August 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2025		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class 1
Shares sold	9	$131	—	—
Shares issued on reinvestment	14,385	207,795	29,844	$446,842
Shares repurchased	(35,671)	(513,650)	(54,641)	(818,599)
Net decrease	(21,277)	$(305,724)	(24,797)	$(371,757)
Class A
Shares sold	3,582,020	$52,038,498	13,286,083	$199,809,293
Shares issued on reinvestment	2,009,621	29,107,477	4,097,987	61,549,816
Shares repurchased	(16,084,643)	(233,021,373)	(25,843,046)	(388,323,466)
Net decrease	(10,493,002)	$(151,875,398)	(8,458,976)	$(126,964,357)
Class C
Shares sold	56,758	$821,614	149,345	$2,250,548
Shares issued on reinvestment	21,697	314,615	54,541	819,765
Shares repurchased	(428,374)	(6,207,734)	(1,106,602)	(16,645,526)
Net decrease	(349,919)	$(5,071,505)	(902,716)	$(13,575,213)
Class I
Shares sold	6,110,398	$88,344,059	11,754,231	$176,836,999
Shares issued on reinvestment	664,053	9,634,454	1,426,784	21,464,256
Shares repurchased	(10,099,964)	(146,520,571)	(16,632,603)	(250,421,388)
Net decrease	(3,325,513)	$(48,542,058)	(3,451,588)	$(52,120,133)
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended August 31, 2025		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class IS
Shares sold	1,524,708	$22,164,063	6,398,003	$96,337,680
Shares issued on reinvestment	307,868	4,467,299	754,028	11,344,433
Shares repurchased	(5,563,688)	(80,611,251)	(10,387,586)	(155,399,546)
Net decrease	(3,731,112)	$(53,979,889)	(3,235,555)	$(47,717,433)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2025.
9. Deferred capital losses
As of February 28, 2025, the Fund had deferred capital losses of $144,522,299, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Western Asset Managed Municipals Fund 2025 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Managed Municipals Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Managed Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with
Western Asset Managed Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general and insured municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3- and 5-year periods ended December 31, 2024 and the Fund’s performance was approximately equal to the performance of its benchmark index for the 10-year period ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its

Western Asset Managed Municipals Fund

actual total expense ratio to its peer group, consisting of a group of institutional general and insured municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Managed Municipals Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset
Managed Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Managed Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Managed Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90002-SFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2025